Segments - Schedule of Group Segment Disclosures (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Gross premiums written	$ 1,722.9	$ 1,514.3
Net premiums written	1,026.4	778.1
Net premiums earned	603.0	488.0
Losses and loss adjustment expenses	(429.2)	(182.3)
Policy acquisition expenses	(246.3)	(212.9)
General and administrative expenses	(22.0)	(23.6)
Underwriting income/(loss)	(94.5)	69.2
Net investment income	49.5	41.0
Net realized and unrealized investment gains (losses)	5.9	(9.0)
Net foreign exchange (losses) gains	(2.5)	2.5
Financing costs	(8.7)	(8.6)
Income/(loss) before income taxes	(50.3)	95.1
Income tax (expense)/benefit	7.8	(13.9)
Net income/(loss)	(42.5)	81.2
Losses and loss adjustment expenses incurred - current year	(470.0)	(249.3)
Losses and loss adjustment expenses incurred - prior accident years	40.8	67.0
Losses and loss adjustment expenses incurred - total	$ (429.2)	$ (182.3)
Underwriting Ratios
Loss ratio - current year	78.00%	51.10%
Loss ratio - prior accident years	(6.80%)	(13.70%)
Loss ratio - total	71.20%	37.40%
Policy acquisition expense ratio	27.80%	27.90%
Underwriting ratio	99.00%	65.30%
The Fidelis Partnership commissions ratio	13.00%	15.70%
General and administrative expense ratio	3.60%	4.80%
Combined ratio	115.60%	85.80%
Other
Segment Reporting Information [Line Items]
Gross premiums written	$ 0.0	$ 0.0
Net premiums written	0.0	0.0
Net premiums earned	0.0	0.0
Losses and loss adjustment expenses	0.0	0.0
Policy acquisition expenses	(78.4)	(76.7)
General and administrative expenses	(22.0)	(23.6)
Losses and loss adjustment expenses incurred - total	0.0	0.0
Insurance
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years	7.5	42.7
Insurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	1,267.0	1,186.8
Net premiums written	808.9	680.0
Net premiums earned	511.9	441.7
Losses and loss adjustment expenses	(281.4)	(197.8)
Policy acquisition expenses	(148.2)	(130.1)
General and administrative expenses	0.0	0.0
Underwriting income/(loss)	82.3	113.8
Losses and loss adjustment expenses incurred - current year	(288.9)	(240.5)
Losses and loss adjustment expenses incurred - prior accident years	7.5	42.7
Losses and loss adjustment expenses incurred - total	$ (281.4)	$ (197.8)
Underwriting Ratios
Loss ratio - current year	56.50%	54.50%
Loss ratio - prior accident years	(1.50%)	(9.70%)
Loss ratio - total	55.00%	44.80%
Policy acquisition expense ratio	29.00%	29.50%
Underwriting ratio	84.00%	74.30%
Reinsurance
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years	$ 33.3	$ 24.3
Reinsurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	455.9	327.5
Net premiums written	217.5	98.1
Net premiums earned	91.1	46.3
Losses and loss adjustment expenses	(147.8)	15.5
Policy acquisition expenses	(19.7)	(6.1)
General and administrative expenses	0.0	0.0
Underwriting income/(loss)	(76.4)	55.7
Losses and loss adjustment expenses incurred - current year	(181.1)	(8.8)
Losses and loss adjustment expenses incurred - prior accident years	33.3	24.3
Losses and loss adjustment expenses incurred - total	$ (147.8)	$ 15.5
Underwriting Ratios
Loss ratio - current year	198.80%	19.00%
Loss ratio - prior accident years	(36.60%)	(52.50%)
Loss ratio - total	162.20%	(33.50%)
Policy acquisition expense ratio	21.60%	13.20%
Underwriting ratio	183.80%	(20.30%)